SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement amounts and balances of the VIE (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Variable Interest Entity [Line Items]
Current assets	$ 10,587,292	$ 3,697,376
TOTAL ASSETS	12,342,594	3,746,754
Current liabilities	1,141,389	1,731,963
Operating revenue	3,078,758	5,307,891	$ 3,635,371
Income from operations	671,604	2,727,679	925,065
Income before income taxes	706,050	2,663,699	857,985
Net income	429,227	1,946,883	640,960
Net cash (used in) provided by operating activities	(3,018,838)	2,036,439	153,718
Net cash provided by (used in) investing activities	739,084	(2,898,916)	(20,483)
Net cash provided by (used in) financing activities	8,741,487	755,139
VIE
Variable Interest Entity [Line Items]
Current assets	3,673,890	3,689,028
Non-current assets	68,375	49,378
TOTAL ASSETS	3,742,265	3,738,406
Current liabilities	980,364	1,512,761
Total liabilities	980,364	1,512,761
Net assets	2,761,901	2,225,645
Operating revenue	2,777,618	5,341,271	3,657,223
Income from operations	884,789	2,927,679	925,065
Income before income taxes	930,361	2,863,744	2,147,253
Net income	697,631	2,146,927	641,107
Net cash (used in) provided by operating activities	(3,380,071)	2,036,439	153,718
Net cash provided by (used in) investing activities	2,700,687	(2,898,916)	$ (20,483)
Net cash provided by (used in) financing activities	$ (14,626)	$ 755,139